Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended												6 Months Ended		12 Months Ended
	Nov. 18, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jul. 30, 2020	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 24, 2020	Oct. 15, 2020	Aug. 20, 2020	Jun. 03, 2020	Jul. 19, 2019
Shareholders' Equity (Textual)
Shares of common stock, fair value													$ 1,128,900
Description of purchase agreement			The Company entered into an agreement to sell a Purchaser an aggregate of up to 3,174,603 ordinary shares for gross proceeds of up to approximately $2 million. The shares shall be issued in four separate installments. The first installment of $500,000 worth of shares, or 793,651 shares to be issued at $0.63 per share, was closed on September 9, 2020. The Company also agreed to issue 31,746 Ordinary Shares to the Purchaser as additional consideration for the purchase of the shares on September 9, 2020. The Company received total proceeds of $460,000, net of offering cost of $40,000 for the first installment. The issuance was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. As of the date of this report, the Company is not certain that the Purchaser will proceed with the remaining three installments.
Fair value							$ 25,624						56,552		$ 25,624
Increase in authorized shares, description	The Company’s shareholders approved to the authorized share capital of the Company be increased from US$75,000 divided into 75,000,000 ordinary shares of a par value of US$0.001 each to US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 125,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares (the “Share Increase”).
Ordinary Shares Issued for Compensation [Member]
Shareholders' Equity (Textual)
Stock compensation expense													1,100,000	$ 0
Closing price																$ 0.71
Shares of common stock, fair value													$ 1,128,900
Shares of common stock													1,590,000
Company's common shares, description													The 2019 Plan was authorized to issue 5,400,000 shares of the Company’s common shares. There are 3,810,000 remaining shares available to be issued under the 2019 Plan.
Ordinary Shares Issued for Services [Member]
Shareholders' Equity (Textual)
Stock compensation expense													$ 400,000
Closing price																	$ 0.63			$ 3.5
Shares of common stock, fair value		$ 440,300									$ 1,400,000
Shares of common stock		700,000									400,000		400,000	1,500,000
Ordinary Shares Issued for Acquisitions [Member]
Shareholders' Equity (Textual)
Closing price																		$ 0.63	$ 0.4238
Shares of common stock				6,060,318			4,633,333
Direct Offering Warrants [Member]
Shareholders' Equity (Textual)
Warrants, description			The sale of 13,200,000 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 11,880,000 ordinary shares to certain institutional investors on September 15, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $8,403,557, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.79, risk free rate of 0.32%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 130%; and expected future dividends of 0%.		The sale of 3,225,000 ordinary shares, the Company also sold warrants (“Direct Offering Warrants”) to purchase an aggregate of up to an aggregate of 2,096,252 ordinary shares to certain institutional investors on July 20, 2020. The warrants are exercisable immediately, at an exercise price of $1.50 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $2,901,119, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $1.59, risk free rate of 0.34%; expected term of 5.5 years; exercise price of the warrants of $1.50, volatility of 128%; and expected future dividends of 0%.			The sale of 2,600,000 ordinary shares, the Company also sold warrants ("Direct Offering Warrants") to purchase an aggregate of up to an aggregate of 2,600,000 ordinary shares to certain institutional investors on May 11, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $860,826, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.40, risk free rate of 0.36%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 123%; and expected future dividends of 0%. In August 2020, the exercise price of the warrants was amended and changed to $0.185 per Ordinary Share as a result of the July 20, 2020 direct offering.	The sales of 2,727,274 ordinary shares, the Company also sold warrants ("Direct Offering Warrants") to purchase an aggregate of up to an aggregate of 2,727,274 ordinary shares to certain institutional investors on April 2, 2020. The warrants are exercisable immediately, at an exercise price of $0.55 per Ordinary Share and expire 5.5 years from the date of issuance. The fair value of this Direct Offering Warrants was $916,334, which was considered a direct cost of the direct offering and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $0.41, risk free rate of 0.43%; expected term of 5.5 years; exercise price of the warrants of $0.55, volatility of 120%; and expected future dividends of 0%. In June 2020, the exercise price of the warrants was amended and changed to $0.04 per Ordinary Share as a result of the May 13, 2020 direct offering.
Third-party individuals [Member]
Shareholders' Equity (Textual)
Total proceeds			$ 6,000,000			$ 3,800,000		$ 1,200,000	$ 1,300,000	$ 2,000,000
Shares of common stock			13,200,000			3,225,000		2,600,000	2,727,274	2,000,000
Stock price per share								$ 0.55	$ 0.55	$ 1.00
Offering cost			$ 600,000			$ 400,000		$ 200,000	$ 200,000
Warrants to purchase ordinary shares			11,880,000			2,096,252
Exercise price			$ 0.55			$ 1.5
Purchase price			$ 0.50			$ 1.30
Restricted Stock [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares								240,000			240,000				240,000
Restricted common stock, vested														120,000
Stock compensation expense													$ 700,000	$ 300,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares												720,000
Restricted common stock fair value												$ 1,850,400
Restricted Stock [Member] | Chief Executive Officer [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares					300,000			180,000
Restricted common stock fair value					$ 522,000			$ 84,600